Schedule of present summary information by segment (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Line Items]
Gross profit		$ 1,642,784	$ 1,280,118	$ 2,538,373
Less: Salaries and benefits		(990,328)	(1,569,769)	(4,045,692)
Depreciation and amortisation		(292,284)	(172,018)	(149,078)
Selling, general and administrative expenses		(2,021,386)	(2,669,395)	(4,927,584)
Share based compensation		(1,543,455)	(414,051)	(9,119,764)
Total other income, net		17,289	161,309	81,759
Loss before income tax expense	[1]	(3,187,380)	(3,383,806)	(15,621,986)
Third Parties [Member]
Segment Reporting [Line Items]
Revenue		7,264,802	7,154,494	13,544,991
Less: Cost of revenue		(5,710,868)	(5,903,380)	(11,303,628)
Related Party [Member]
Segment Reporting [Line Items]
Revenue		476,385	492,245	423,544
Less: Cost of revenue		(387,535)	(463,241)	(126,534)
Telemedicine and Other Services [Member]
Segment Reporting [Line Items]
Gross profit		1,588,793	1,303,297	2,361,920
Less: Salaries and benefits		(852,332)	(1,315,932)	(3,797,677)
Depreciation and amortisation		(278,345)	(114,098)	(112,783)
Selling, general and administrative expenses		(1,796,881)	(2,601,275)	(4,843,898)
Share based compensation		(1,536,095)	(414,051)	(9,119,764)
Total other income, net		14,952	153,788	79,094
Loss before income tax expense		(2,859,909)	(2,988,271)	(15,433,108)
Telemedicine and Other Services [Member] | Third Parties [Member]
Segment Reporting [Line Items]
Revenue		7,027,837	6,878,650	12,813,694
Less: Cost of revenue		(5,091,398)	(5,167,312)	(10,369,234)
Telemedicine and Other Services [Member] | Related Party [Member]
Segment Reporting [Line Items]
Revenue		39,889	55,200	43,994
Less: Cost of revenue		(387,535)	(463,241)	(126,534)
Sale of Medicine and Medical Devices [Member]
Segment Reporting [Line Items]
Gross profit		53,991	(23,179)	176,453
Less: Salaries and benefits		(137,996)	(253,837)	(248,015)
Depreciation and amortisation		(13,939)	(57,920)	(36,295)
Selling, general and administrative expenses		(224,505)	(68,120)	(83,686)
Share based compensation		(7,360)
Total other income, net		2,337	7,521	2,665
Loss before income tax expense		(327,471)	(395,535)	(188,878)
Sale of Medicine and Medical Devices [Member] | Third Parties [Member]
Segment Reporting [Line Items]
Revenue		236,965	275,844	731,297
Less: Cost of revenue		(619,470)	(736,068)	(934,394)
Sale of Medicine and Medical Devices [Member] | Related Party [Member]
Segment Reporting [Line Items]
Revenue		436,496	437,045	379,550
Less: Cost of revenue

[1]	The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%